SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of dilutive securities were excluded from the computation of earnings per share

	December 31,
	2025	2024
Common stock warrants	46,007	89,007
Assumed conversion of preferred stock	—	39,464
Stock options	32,862	12,398
Total	78,869	140,869